John Hancock
Emerging Markets Debt Fund
Quarterly portfolio holdings 5/31/2021

Fund’s investments
As of 5-31-21 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 39.5%					$456,676,376
(Cost $458,198,058)
Angola 0.3%					3,046,050
Republic of Angola Bond (A)	9.125	11-26-49		3,000,000	3,046,050
Argentina 2.6%					29,807,376
Provincia de Buenos Aires
Bond (A)(B)	7.875	06-15-27		3,850,000	1,612,765
Bond (A)(B)	9.950	06-09-21		5,600,000	2,450,056
Provincia de Rio Negro Bond (2.750% to 9-10-21, then 4.875% to 9-10-22, then 6.625% to 9-10-23, then 6.875% thereafter) (A)	2.750	03-10-28		2,462,111	1,415,738
Republic of Argentina
Bond (0.125% to 7-9-21, then 0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter)	0.125	07-09-30		9,390,259	3,467,729
Bond (0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.375% to 7-9-28, then 5.000% thereafter)	0.125	07-09-46		4,300,000	1,434,265
Bond (0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	0.125	07-09-35		27,207,840	8,978,859
Bond (0.125% to 7-9-21, then 2.000% to 7-9-22, then 3.875% to 7-9-23, then 4.250% to 7-9-24, then 5.000% thereafter)	0.125	01-09-38		26,540,579	10,447,964
Armenia 0.3%					3,689,760
Republic of Armenia Bond (A)	3.600	02-02-31		4,000,000	3,689,760
Bahrain 1.7%					19,397,123
Kingdom of Bahrain
Bond (A)	5.250	01-25-33		6,000,000	5,776,200
Bond (A)	7.000	10-12-28		3,450,000	3,858,514
Bond (A)	7.375	05-14-30		8,700,000	9,762,409
Brazil 2.0%					23,301,227
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	4,660,125
Note	10.000	01-01-27	BRL	88,000,000	18,641,102
China 0.5%					5,520,305
People's Republic of China Bond	3.020	10-22-25	CNY	35,000,000	5,520,305
Colombia 1.3%					14,621,457
Republic of Colombia
Bond	3.125	04-15-31		7,770,000	7,500,381
Bond	5.000	06-15-45		6,900,000	7,121,076
Costa Rica 0.1%					1,016,900
Republic of Costa Rica Bond	4.250	01-26-23		1,000,000	1,016,900
Dominican Republic 2.0%					22,651,250
Government of Dominican Republic
Bond (A)	5.300	01-21-41		5,000,000	5,015,000
Bond (A)	5.875	01-30-60		5,350,000	5,269,750
Bond (A)	5.950	01-25-27		1,500,000	1,698,000
Bond	5.950	01-25-27		900,000	1,018,800
Bond	6.850	01-27-45		5,800,000	6,559,800
Bond (A)	6.875	01-29-26		2,650,000	3,089,900
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Egypt 3.0%					$35,173,692
Arab Republic of Egypt
Bond (A)(C)	3.875	02-16-26		5,000,000	4,962,500
Bond (A)(C)	5.875	06-11-25		3,000,000	3,227,023
Bond (A)	7.500	01-31-27		3,700,000	4,209,278
Bond (A)	7.903	02-21-48		9,200,000	9,292,221
Bond	7.903	02-21-48		2,000,000	2,020,048
Bond	8.500	01-31-47		4,600,000	4,881,354
Bond (A)	8.875	05-29-50		6,000,000	6,581,268
Georgia 0.1%					1,009,910
Republic of Georgia Bond (A)(C)	2.750	04-22-26		1,000,000	1,009,910
Ghana 1.1%					13,212,394
Republic of Ghana
Bond	7.625	05-16-29		3,275,000	3,347,254
Bond (A)(C)	7.875	02-11-35		1,200,000	1,194,000
Bond	8.125	01-18-26		3,150,000	3,392,764
Bond	8.950	03-26-51		5,300,000	5,278,376
Honduras 0.1%					1,150,485
Republic of Honduras Bond (A)	6.250	01-19-27		1,050,000	1,150,485
Indonesia 0.9%					10,530,414
Republic of Indonesia
Bond (A)	4.750	01-08-26		6,350,000	7,268,643
Bond	6.625	02-17-37		2,421,000	3,261,771
Iraq 0.8%					9,717,513
Republic of Iraq
Bond	5.800	01-15-28		8,818,250	8,488,624
Bond (A)	6.752	03-09-23		1,200,000	1,228,889
Ivory Coast 0.9%					10,287,945
Republic of Ivory Coast Bond (A)	4.875	01-30-32	EUR	8,350,000	10,287,945
Kenya 0.6%					6,817,675
Republic of Kenya
Bond (A)	8.000	05-22-32		3,000,000	3,385,200
Bond (A)(C)	8.250	02-28-48		3,100,000	3,432,475
Mexico 0.7%					8,460,080
Government of Mexico Bond	4.600	01-23-46		8,000,000	8,460,080
Morocco 0.5%					5,930,080
Kingdom of Morocco Bond (A)	4.000	12-15-50		6,500,000	5,930,080
Namibia 0.3%					3,621,815
Republic of Namibia Bond (A)	5.250	10-29-25		3,400,000	3,621,815
Nigeria 1.6%					18,036,288
Federal Republic of Nigeria
Bond	7.625	11-28-47		2,550,000	2,570,757
Bond (A)	7.696	02-23-38		2,600,000	2,681,484
Bond (A)	7.875	02-16-32		2,000,000	2,165,627
Bond	7.875	02-16-32		4,500,000	4,872,660
Bond	9.248	01-21-49		5,000,000	5,745,760
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	3

	Rate (%)	Maturity date		Par value^	Value
Oman 2.0%					$23,743,569
Sultanate of Oman
Bond	5.625	01-17-28		6,000,000	6,286,296
Bond	6.750	01-17-48		11,500,000	11,227,910
Bond (A)	7.000	01-25-51		6,250,000	6,229,363
Pakistan 0.4%					4,180,407
Republic of Pakistan Bond (A)(C)	6.875	12-05-27		4,000,000	4,180,407
Panama 0.5%					5,479,666
Republic of Panama
Bond	6.700	01-26-36		3,050,000	4,094,656
Bond	8.875	09-30-27		1,000,000	1,385,010
Philippines 0.8%					9,386,126
Republic of the Philippines Bond	3.950	01-20-40		8,600,000	9,386,126
Qatar 2.0%					22,949,236
State of Qatar
Bond	4.500	04-23-28		4,100,000	4,833,948
Bond (A)	4.817	03-14-49		10,000,000	12,595,600
Bond (A)	5.103	04-23-48		4,250,000	5,519,688
Saudi Arabia 2.7%					31,157,174
Kingdom of Saudi Arabia
Bond (A)	2.250	02-02-33		7,760,000	7,423,557
Bond (A)	5.250	01-16-50		18,650,000	23,733,617
Senegal 0.3%					3,275,739
Republic of Senegal
Bond (A)(C)	6.250	05-23-33		1,600,000	1,690,704
Bond	6.250	05-23-33		1,500,000	1,585,035
Serbia 0.1%					1,212,250
Republic of Serbia Bond (A)	2.125	12-01-30		1,300,000	1,212,250
South Africa 1.8%					20,970,899
Republic of South Africa
Bond	4.300	10-12-28		3,300,000	3,405,451
Bond	8.000	01-31-30	ZAR	256,173,733	17,565,448
Sri Lanka 0.4%					5,003,025
Republic of Sri Lanka Bond	6.750	04-18-28		7,500,000	5,003,025
Turkey 4.1%					47,364,088
Istanbul Metropolitan Municipality Bond (A)(C)	6.375	12-09-25		8,150,000	7,962,860
Republic of Turkey
Bond	4.250	04-14-26		9,000,000	8,559,763
Bond	5.875	06-26-31		10,000,000	9,537,300
Bond	5.950	01-15-31		5,000,000	4,815,700
Bond	6.000	01-14-41		18,650,000	16,488,465
Ukraine 2.4%					27,821,458
Republic of Ukraine
Bond (A)	7.253	03-15-33		22,800,000	23,940,000
GDP-Linked Bond (D)*	(0.323)	05-31-40		3,500,000	3,881,458
Uzbekistan 0.6%					7,133,000
Republic of Uzbekistan
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Uzbekistan (continued)
Bond (A)	3.700	11-25-30	2,700,000	$2,673,000

Bond (A)	5.375	02-20-29	4,000,000	4,460,000
Corporate bonds 57.7%				$666,877,799
(Cost $634,442,816)
Argentina 0.2%				2,582,403
Telecom Argentina SA (A)	8.000	07-18-26	2,830,000	2,582,403
Austria 0.4%				4,960,040
Klabin Austria GmbH (A)	7.000	04-03-49	4,000,000	4,960,040
Bermuda 0.4%				4,300,000
Investment Energy Resources, Ltd. (A)	6.250	04-26-29	4,000,000	4,300,000
Brazil 3.8%				43,639,066
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	6,900,000	7,017,300
Odebrecht Holdco Finance, Ltd. (E)	9.268	09-10-58	1,396,835	48,889
Odebrecht Holdco Finance, Ltd. (A)(E)	9.268	09-10-58	1,671,394	58,499
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22	220,811	218,053
Odebrecht Offshore Drilling Finance, Ltd. (1.000% Cash and 6.720% PIK) (A)	7.720	12-01-26	1,958,139	420,941
Odebrecht Oil & Gas Finance, Ltd., Zero Coupon (A)(F)	0.000	06-28-21	253,378	2,787
Petrobras Global Finance BV	5.093	01-15-30	7,122,000	7,627,662
Petrobras Global Finance BV	5.600	01-03-31	7,600,000	8,303,000
Petrobras Global Finance BV	6.850	06-05-15	7,376,000	8,285,461
Vale Overseas, Ltd.	3.750	07-08-30	3,000,000	3,185,910
Vale Overseas, Ltd.	6.875	11-21-36	6,210,000	8,470,564
Cayman Islands 1.2%				13,305,686
CK Hutchison International 17 II, Ltd. (A)	3.250	09-29-27	7,300,000	7,976,615
Latam Finance, Ltd. (A)(B)(C)	7.000	03-01-26	5,350,000	5,042,429
OEC Finance, Ltd. (5.250% Cash or 0.000% PIK)	5.250	12-27-33	1,142,865	137,155
OEC Finance, Ltd. (7.500% Cash or 10.500% PIK) (A)(F)	7.500	06-28-21	1,390,580	149,487
Chile 1.0%				12,063,490
Colbun SA	3.950	10-11-27	4,000,000	4,371,200
Enel Americas SA	4.000	10-25-26	4,000,000	4,336,040
Sociedad Quimica y Minera de Chile SA (A)	4.250	05-07-29	3,000,000	3,356,250
Colombia 1.6%				18,141,005
Ecopetrol SA	5.875	05-28-45	9,700,000	10,049,200
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	2,259,980
Grupo Energia Bogota SA ESP (A)	4.875	05-15-30	2,200,000	2,397,450
Promigas SA ESP (A)	3.750	10-16-29	3,500,000	3,434,375
Costa Rica 0.8%				9,470,250
Instituto Costarricense de Electricidad	6.375	05-15-43	10,980,000	9,470,250
Dominican Republic 1.1%				12,190,000
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29	4,150,000	4,399,000
Aeropuertos Dominicanos Siglo XXI SA (C)	6.750	03-30-29	7,350,000	7,791,000
Hong Kong 0.5%				5,244,429
Sinochem Overseas Capital Company, Ltd.	6.300	11-12-40	4,000,000	5,244,429
India 2.7%				31,598,968
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	4,500,000	4,275,291
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27	4,100,000	4,352,958
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	3,693,194
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	5

	Rate (%)	Maturity date	Par value^	Value
India (continued)
Shriram Transport Finance Company, Ltd. (A)	4.400	03-13-24	5,700,000	$5,631,600
Shriram Transport Finance Company, Ltd. (A)	5.100	07-16-23	4,000,000	4,022,000
Vedanta Resources, Ltd. (A)	6.375	07-30-22	2,990,000	2,934,685
Vedanta Resources, Ltd. (C)	7.125	05-31-23	3,020,000	2,837,290
Vedanta Resources, Ltd. (A)	7.125	05-31-23	4,100,000	3,851,950
Indonesia 6.0%				69,026,808
Chandra Asri Petrochemical Tbk PT (A)	4.950	11-08-24	2,000,000	2,044,623
Chandra Asri Petrochemical Tbk PT	4.950	11-08-24	4,000,000	4,089,246
Cikarang Listrindo Tbk PT (A)	4.950	09-14-26	7,750,000	7,947,625
Pelabuhan Indonesia III Persero PT (A)	4.875	10-01-24	9,100,000	9,991,800
Pertamina Persero PT (A)	4.700	07-30-49	7,000,000	7,353,247
Pertamina Persero PT	6.000	05-03-42	8,200,000	9,758,000
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	17,017,000
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	10,825,267
Ireland 0.0%				211,231
Sibur Securities DAC (A)	4.125	10-05-23	200,000	211,231
Luxembourg 5.3%				60,819,006
Atento Luxco 1 SA (A)	8.000	02-10-26	7,000,000	7,612,783
Gazprom Neft OAO	6.000	11-27-23	3,700,000	4,073,283
Hidrovias International Finance SARL (A)	4.950	02-08-31	6,000,000	6,147,300
Kenbourne Invest SA (A)	4.700	01-22-28	6,800,000	6,851,000
Kenbourne Invest SA (A)	6.875	11-26-24	4,000,000	4,245,240
Klabin Finance SA (A)(C)	4.875	09-19-27	5,800,000	6,351,000
Millicom International Cellular SA (A)	4.500	04-27-31	300,000	313,290
Millicom International Cellular SA (A)	5.125	01-15-28	5,220,000	5,467,950
Millicom International Cellular SA (A)	6.625	10-15-26	450,000	479,750
Rede D'or Finance Sarl (A)	4.500	01-22-30	7,915,000	7,998,187
Russian Agricultural Bank OJSC	8.500	10-16-23	3,750,000	4,200,403
Simpar Europe SA (A)	5.200	01-26-31	7,000,000	7,078,820
Mauritius 1.3%				14,995,451
HTA Group, Ltd. (A)	7.000	12-18-25	4,900,000	5,218,500
MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24	5,950,000	6,333,026
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,000,000	3,443,925
Mexico 12.3%				141,704,764
Alpek SAB de CV (A)	4.250	09-18-29	2,000,000	2,144,080
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(F)	7.500	06-27-29	2,200,000	2,469,500
Cemex SAB de CV (A)	3.875	07-11-31	7,750,000	7,759,765
Credito Real SAB de CV (A)(C)	9.500	02-07-26	10,000,000	9,728,500
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (F)	9.125	11-29-22	3,500,000	2,651,250
Cydsa SAB de CV	6.250	10-04-27	943,000	991,847
Cydsa SAB de CV (A)	6.250	10-04-27	7,600,000	7,993,680
Industrias Penoles SAB de CV (A)	5.650	09-12-49	5,600,000	6,545,000
Infraestructura Energetica Nova SAB de CV (A)	4.750	01-15-51	5,700,000	5,607,375
Infraestructura Energetica Nova SAB de CV (A)	4.875	01-14-48	2,800,000	2,789,500
Metalsa SA de CV (A)(C)	3.750	05-04-31	3,500,000	3,473,750
Mexico City Airport Trust	3.875	04-30-28	6,000,000	6,213,900
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	7,046,821
Mexico City Airport Trust	5.500	07-31-47	4,000,000	3,962,200
Mexico City Airport Trust (A)	5.500	07-31-47	6,900,000	6,834,795
Petroleos Mexicanos	6.500	03-13-27	5,300,000	5,658,863
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Mexico (continued)
Petroleos Mexicanos	6.625	06-15-35	10,880,000	$10,485,600
Petroleos Mexicanos	7.690	01-23-50	32,000,000	30,719,994
Trust Fibra Uno (A)	6.950	01-30-44	6,600,000	8,019,594
Unifin Financiera SAB de CV (A)(C)	8.375	01-27-28	11,500,000	10,608,750
Mongolia 0.3%				3,736,000
Mongolian Mining Corp. Resources LLC (A)(C)	9.250	04-15-24	4,000,000	3,736,000
Netherlands 4.3%				49,634,801
Braskem Netherlands Finance BV (A)	4.500	01-10-28	11,150,000	11,735,487
Kazakhstan Temir Zholy Finance BV	6.950	07-10-42	4,600,000	6,201,076
Metinvest BV	7.750	10-17-29	6,500,000	7,100,388
Prosus NV (A)	4.027	08-03-50	8,870,000	8,445,866
Prosus NV (A)	4.850	07-06-27	3,200,000	3,631,613
VEON Holdings BV (A)	4.950	06-16-24	4,350,000	4,693,389
VEON Holdings BV (A)	7.250	04-26-23	1,800,000	1,958,922
VEON Holdings BV	7.250	04-26-23	5,392,000	5,868,060
Panama 0.8%				8,750,993
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	3,500,000	3,597,195
Banco General SA (A)	4.125	08-07-27	4,750,000	5,153,798
Paraguay 0.2%				2,634,375
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27	2,500,000	2,634,375
Peru 3.1%				36,119,706
ABY Transmision Sur SA (A)	6.875	04-30-43	6,020,625	7,683,883
Banco BBVA Peru SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29	2,300,000	2,380,500
InRetail Consumer (A)	3.250	03-22-28	6,000,000	5,760,000
Kallpa Generacion SA (A)	4.875	05-24-26	2,890,000	3,049,239
Petroleos del Peru SA (A)	5.625	06-19-47	6,180,000	6,385,114
SAN Miguel Industrias Pet SA (A)(C)	4.500	09-18-22	4,990,000	5,004,970
Volcan Cia Minera SAA (A)	4.375	02-11-26	6,000,000	5,856,000
Singapore 1.8%				21,304,264
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39	6,566,400	7,658,064
Medco Bell Pte, Ltd. (A)	6.375	01-30-27	6,800,000	6,997,200
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26	6,100,000	6,649,000
Thailand 0.6%				7,419,487
PTTEP Canada International Finance, Ltd. (A)	6.350	06-12-42	2,600,000	3,514,902
Thaioil Treasury Center Company, Ltd. (A)	3.750	06-18-50	2,000,000	1,828,815
Thaioil Treasury Center Company, Ltd. (A)(C)	5.375	11-20-48	1,800,000	2,075,770
Togo 0.4%				4,663,074
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	4,663,074
Turkey 2.4%				28,200,617
TC Ziraat Bankasi AS (A)	5.375	03-02-26	6,000,000	5,849,424
Turkcell Iletisim Hizmetleri AS (A)(C)	5.750	10-15-25	5,500,000	5,886,886
Turkiye Ihracat Kredi Bankasi AS	6.125	05-03-24	16,000,000	16,464,307
United Arab Emirates 0.5%				5,773,818
ADES International Holding PLC (A)	8.625	04-24-24	5,600,000	5,773,818
United Kingdom 1.3%				14,907,540
Liquid Telecommunications Financing PLC (A)	5.500	09-04-26	6,000,000	6,256,200
MARB BondCo PLC (A)	3.950	01-29-31	9,000,000	8,651,340
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

	Rate (%)	Maturity date	Par value^	Value
United States 1.8%				$20,617,169
ATP Tower Holdings LLC (A)(C)	4.050	04-27-26	2,000,000	2,011,000
JBS USA Food Company (A)	5.750	01-15-28	4,170,000	4,415,029
JBS USA Food Company (A)	7.000	01-15-26	3,800,000	4,052,700
Sasol Financing USA LLC	5.500	03-18-31	9,700,000	10,138,440
Virgin Islands, British 1.6%				18,863,358
State Grid Overseas Investment 2014, Ltd.	4.850	05-07-44	6,235,000	7,852,243
State Grid Overseas Investment 2016, Ltd.	3.500	05-04-27	10,000,000	11,011,115

	Shares	Value
Common stocks 0.0%		$326,161
(Cost $5,909,631)
Canada 0.0%		326,161
Frontera Energy Corp. (D)	62,290	326,161

	Yield (%)	Shares	Value
Short-term investments 4.5%			$51,974,586
(Cost $51,973,233)
Short-term funds 4.5%			51,974,586
John Hancock Collateral Trust (G)	0.0241(H)	5,194,809	51,974,586

Total investments (Cost $1,150,523,738) 101.7%	$1,175,854,922
Other assets and liabilities, net (1.7%)	(19,667,184)
Total net assets 100.0%	$1,156,187,738

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
ZAR	South African Rand

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $655,769,640 or 56.7% of the fund's net assets as of 5-31-21.
(B)	Non-income producing - Issuer is in default.
(C)	All or a portion of this security is on loan as of 5-31-21. The value of securities on loan amounted to $49,098,722.
(D)	Non-income producing security.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 5-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 5-31-21:
Foreign government obligations	39.5%
Energy	14.5%
Materials	9.6%
Industrials	8.8%
Financials	7.5%
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Utilities	6.8%
Communication services	5.4%
Consumer staples	2.4%
Consumer discretionary	1.3%
Health care	0.7%
Information technology	0.7%
Short-term investments and other	2.8%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

DERIVATIVES
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
MSI	People's Republic of China	30,000,000	USD	$30,000,000	1.000%	Quarterly	Jun 2026	$(889,780)	$(107,145)	$(996,925)
				$30,000,000				$(889,780)	$(107,145)	$(996,925)

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
10	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2021, by major security category or type:
	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Foreign government obligations	$456,676,376	—	$456,676,376	—
Corporate bonds	666,877,799	—	666,877,799	—
Common stocks	326,161	$326,161	—	—
Short-term investments	51,974,586	51,974,586	—	—
Total investments in securities	$1,175,854,922	$52,300,747	$1,123,554,175	—
Derivatives:
Liabilities
Swap contracts	$(996,925)	—	$(996,925)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	5,194,809	—	$159,618,760	$(107,637,803)	$(7,724)	$1,353	$143,081	—	$51,974,586
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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